SHARE-BASED COMPENSATION PLAN - Amounts recognized in the financial Statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current liabilities
Provision for phantom stock plan, Liabilities and equity	R$ 195,135	R$ 136,505
Provision for phantom stock plan, Income statement	(151,985)	(46,389)	R$ (126,439)
Shareholders' equity
Stock options granted, Liabilities and equity	10,612	5,979
Stock options granted, Income statement	(4,632)	(879)	(5,170)
Total general and administrative expenses from share-based transactions	R$ (156,617)	R$ (47,268)	R$ (131,609)
PSO | Minimum
SHARE-BASED COMPENSATION PLAN
Total shareholder return	75.00%
PSO | Maximum
SHARE-BASED COMPENSATION PLAN
Total shareholder return	125.00%